EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 6.43%
54,453	Air Liquide SA	$ 6,223,906
18,595	Akzo Nobel NV	1,053,774
132,372	Anglo American PLC	3,973,834
41,169	Antofagasta PLC	504,247
63,903	ArcelorMittal SA	1,271,557
6,174	Arkema SA	449,953
133,100	Asahi Kasei Corp(a)	882,096
95,649	BASF SE	3,670,842
527,165	BHP Group Ltd	13,104,379
51,282	BlueScope Steel Ltd	498,034
29,319	Boliden AB	905,838
16,441	Brenntag SE	993,887
10,375	Chr Hansen Holding A/S	511,065
20,281	Clariant AG	323,963
18,557	Covestro AG(b)	530,574
14,667	Croda International PLC	1,047,246
726	EMS-Chemie Holding AG	458,291
194,191	Evolution Mining Ltd	253,338
20,461	Evonik Industries AG	342,672
177,907	Fortescue Metals Group Ltd	1,909,901
969	Givaudan SA	2,927,353
1,030,033	Glencore PLC	5,412,250
19,700	Hitachi Metals Ltd(c)	296,381
9,885	Holmen AB Class B	375,103
67,509	ICL Group Ltd	541,047
50,400	JFE Holdings Inc(a)	467,985
18,969	Johnson Matthey PLC	382,863
18,222	Koninklijke DSM NV	2,073,484
17,584	Mineral Resources Ltd	738,081
122,500	Mitsubishi Chemical Group Corp(a)	561,157
17,100	Mitsui Chemicals Inc	333,310
52,501	Mondi PLC	806,251
91,922	Newcrest Mining Ltd	1,009,232
81,800	Nippon Paint Holdings Co Ltd	552,552
18,600	Nippon Sanso Holdings Corp	294,010
84,774	Nippon Steel Corp(a)	1,176,516
13,000	Nissan Chemical Corp(a)	580,758
15,200	Nitto Denko Corp	823,016
141,054	Norsk Hydro ASA(a)	756,885
114,496	Northern Star Resources Ltd	573,317
21,645	Novozymes A/S Class B	1,087,707
10,581	OCI NV(a)	387,386
77,900	Oji Holdings Corp(a)	289,059
38,721	Rio Tinto Ltd	2,342,333
116,987	Rio Tinto PLC	6,329,010
39,800	Shin-Etsu Chemical Co Ltd	3,938,481
24,792	Smurfit Kappa Group PLC	709,029
7,437	Solvay SA	575,786
479,256	South32 Ltd	1,137,714
54,389	Stora Enso OYJ Class R	690,925
154,200	Sumitomo Chemical Co Ltd(a)	530,386
24,600	Sumitomo Metal Mining Co Ltd(a)	704,951
64,605	Svenska Cellulosa AB SCA Class B	819,740
Shares		Fair Value
Basic Materials — (continued)
13,934	Symrise AG	$ 1,358,732
142,300	Toray Industries Inc	700,377
27,500	Tosoh Corp(a)	306,498
20,198	Umicore SA	592,956
57,078	UPM-Kymmene OYJ	1,811,332
10,278	voestalpine AG	174,111
15,819	Yara International ASA	555,170
		84,632,631
Communications — 5.08%
25,064	Adevinta ASA(c)	149,324
92,239	Auto Trader Group PLC(b)	522,888
250,164	Bezeq The Israeli Telecommunication Corp Ltd	408,941
84,461	Bollore SE	387,511
744,178	BT Group PLC	999,983
43,200	CyberAgent Inc(a)	363,749
16,657	Delivery Hero SE(b)(c)	608,431
20,900	Dentsu Group Inc	594,135
337,568	Deutsche Telekom AG	5,745,951
13,743	Elisa OYJ	622,680
12,512	GN Store Nord AS	219,166
115,463	Grab Holdings Ltd Class A(c)	303,668
23,000	Hakuhodo DY Holdings Inc(a)	161,936
2,800	Hikari Tsushin Inc	328,914
388,900	HKT Trust & HKT Ltd	455,485
157,912	Informa PLC	902,258
19,441	Just Eat Takeaway.com NV(a)(b)(c)	301,563
12,600	Kakaku.com Inc	213,522
168,700	KDDI Corp	4,932,160
346,163	Koninklijke KPN NV	936,840
45,700	M3 Inc	1,276,025
25,900	MonotaRO Co Ltd	397,432
6,729	Nice Ltd(c)	1,266,220
125,300	Nippon Telegraph & Telephone Corp(a)	3,379,631
563,843	Nokia OYJ	2,420,603
209,227	Orange SA	1,892,354
73,607	Pearson PLC	702,752
86,379	Prosus NV	4,493,990
14,523	Proximus SADP	150,575
23,151	Publicis Groupe SA	1,096,952
90,200	Rakuten Group Inc	386,010
8,225	Scout24 SE(b)	412,157
38,400	Sea Ltd ADR(c)	2,152,320
34,846	SEEK Ltd	423,511
892,300	Singapore Telecommunications Ltd	1,646,508
301,200	SoftBank Corp(a)	3,007,762
126,300	SoftBank Group Corp	4,280,448
181,765	Spark New Zealand Ltd	508,534
2,671	Swisscom AG	1,250,672
54,543	Tele2 AB Class B	470,683
925,736	Telecom Italia SpA(a)(c)	171,230
305,471	Telefonaktiebolaget LM Ericsson Class B(a)	1,785,616

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
Communications — (continued)
105,749	Telefonica Deutschland Holding AG	$ 213,805
561,128	Telefonica SA	1,855,031
68,588	Telenor ASA(a)	627,726
274,943	Telia Co AB	791,859
430,342	Telstra Corp Ltd	1,062,616
13,500	Trend Micro Inc	727,147
9,339	United Internet AG	174,581
71,256	Vivendi SE	552,700
2,806,015	Vodafone Group PLC	3,139,856
5,377	Wix.com Ltd(c)	420,643
27,344	Wolters Kluwer NV	2,662,574
116,929	WPP PLC	965,010
271,200	Z Holdings Corp	718,860
11,500	ZOZO Inc	230,203
		66,873,701
Consumer, Cyclical — 12.28%
17,468	Accor SA(c)	365,702
18,013	adidas AG	2,070,789
15,300	Aisin Corp	393,818
17,100	ANA Holdings Inc(a)(c)	321,687
63,468	Aristocrat Leisure Ltd	1,338,328
22,000	Bandai Namco Holdings Inc	1,433,702
103,374	Barratt Developments PLC	390,578
34,515	Bayerische Motoren Werke AG	2,339,334
11,413	Berkeley Group Holdings PLC	416,977
59,200	Bridgestone Corp	1,914,582
35,719	Bunzl PLC	1,090,922
39,895	Burberry Group PLC	796,699
204,800	Chow Tai Fook Jewellery Group Ltd	384,897
54,363	Cie Financiere Richemont SA	5,131,618
71,656	Cie Generale des Etablissements Michelin SCA	1,605,497
37,300	City Developments Ltd	196,576
185,839	Compass Group PLC	3,699,463
10,937	Continental AG	485,309
47,129	Daimler Truck Holding AG(c)	1,065,463
65,400	Daiwa House Industry Co Ltd(a)	1,329,753
46,200	Denso Corp	2,112,411
60,193	Deutsche Lufthansa AG(a)(c)	345,998
2,486	D'ieteren Group	350,277
6,462	Domino's Pizza Enterprises Ltd	212,901
23,900	Electrolux AB Class B(a)	248,402
63,225	Entain PLC	755,596
19,375	Evolution AB(b)	1,531,546
6,200	Fast Retailing Co Ltd	3,285,655
22,794	Ferguson PLC	2,363,890
13,134	Ferrari NV	2,432,222
17,835	Flutter Entertainment PLC(c)	1,965,975
232,000	Galaxy Entertainment Group Ltd	1,363,671
Shares		Fair Value
Consumer, Cyclical — (continued)
561,913	Genting Singapore Ltd	$ 305,362
74,042	H & M Hennes & Mauritz AB Class B(a)	684,526
3,306	Hermes International	3,888,239
170,500	Honda Motor Co Ltd	3,700,837
11,400	Hoshizaki Corp	317,951
16,156	Iida Group Holdings Co Ltd(a)	218,694
5,697	IMCD NV(a)	675,443
113,657	Industria de Diseno Textil SA(a)	2,345,489
18,968	InterContinental Hotels Group PLC	913,321
58,700	Isuzu Motors Ltd(a)	649,072
124,600	ITOCHU Corp(a)	3,007,586
15,700	Japan Airlines Co Ltd(c)	281,156
269,704	JD Sports Fashion PLC	296,978
7,800	Kering SA	3,459,667
210,891	Kingfisher PLC	513,119
19,400	Koito Manufacturing Co Ltd	265,238
10,754	La Francaise des Jeux SAEM(b)	319,005
224,707	Lottery Corp Ltd(c)	602,205
28,916	LVMH Moet Hennessy Louis Vuitton SE	17,048,080
164,500	Marubeni Corp	1,435,344
58,500	Mazda Motor Corp	388,449
8,700	McDonald's Holdings Co Japan Ltd	303,134
83,561	Mercedes-Benz Group AG	4,225,415
132,300	Mitsubishi Corp(a)	3,618,435
146,200	Mitsui & Co Ltd(a)	3,111,103
21,842	Moncler SpA	891,686
14,090	Next PLC	747,680
24,800	NGK Insulators Ltd(a)	308,679
123,000	Nintendo Co Ltd	4,961,120
251,600	Nissan Motor Co Ltd	810,814
8,100	Nitori Holdings Co Ltd	679,753
8,800	Open House Group Co Ltd	297,294
20,800	Oriental Land Co Ltd	2,821,080
37,100	Pan Pacific International Holdings Corp	654,474
230,900	Panasonic Holdings Corp	1,621,389
9,788	Pandora A/S	457,748
31,843	Persimmon PLC	435,316
10,497	Puma SE	485,591
99,601	Qantas Airways Ltd(a)(c)	319,633
541	Rational AG	262,017
26,764	Reece Ltd(a)	240,506
19,780	Renault SA(c)	535,166
242,000	Sands China Ltd(c)	602,635
2,611	SEB SA	164,233
38,800	Sekisui Chemical Co Ltd(a)	474,676
63,900	Sekisui House Ltd	1,058,331
26,500	Sharp Corp(a)	158,015
8,200	Shimano Inc	1,283,014
139,900	Singapore Airlines Ltd(a)(c)	494,450
8,869	Sodexo SA	666,063
132,100	Sony Group Corp	8,509,152
228,469	Stellantis NV	2,706,076

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
63,900	Subaru Corp	$ 965,679
117,900	Sumitomo Corp(a)	1,456,582
69,300	Sumitomo Electric Industries Ltd(a)	703,500
38,000	Suzuki Motor Corp	1,182,946
7,999	Swatch Group AG	867,871
375,238	Taylor Wimpey PLC	365,299
11,200	Toho Co Ltd	407,263
14,100	Toyota Industries Corp	673,567
1,104,975	Toyota Motor Corp(a)	14,442,525
20,600	Toyota Tsusho Corp	638,081
76,063	Universal Music Group NV(a)	1,424,658
23,200	USS Co Ltd	358,304
21,617	Valeo	326,628
3,005	Volkswagen AG	489,721
18,820	Volvo AB Class A	278,492
157,431	Volvo AB Class B	2,227,801
61,940	Volvo Car AB Class B(a)(c)	268,776
10,500	Welcia Holdings Co Ltd	221,576
118,105	Wesfarmers Ltd	3,228,827
20,100	Whitbread PLC	509,281
14,500	Yamaha Corp(a)	515,248
30,300	Yamaha Motor Co Ltd	567,699
22,543	Zalando SE(b)(c)	440,330
		161,521,331
Consumer, Non-Cyclical — 26.48%
16,201	Adecco Group AG	447,141
2,263	Adyen NV(b)(c)	2,822,317
66,300	Aeon Co Ltd	1,238,054
48,700	Ajinomoto Co Inc(a)	1,331,034
52,040	Alcon Inc	3,022,766
46,949	Amadeus IT Group SA(c)	2,176,671
13,136	Amplifon SpA(a)	342,248
90,455	Anheuser-Busch InBev SA(a)	4,097,292
5,095	Argenx SE(a)(c)	1,813,184
47,500	Asahi Group Holdings Ltd	1,480,864
20,900	Asahi Intecc Co Ltd	333,320
46,649	Ashtead Group PLC	2,094,476
34,518	Associated British Foods PLC	482,114
194,600	Astellas Pharma Inc	2,577,924
161,349	AstraZeneca PLC	17,735,148
51,071	Atlantia SpA	1,126,912
2,810	Bachem Holding AG(a)	176,727
353	Barry Callebaut AG	665,410
102,309	Bayer AG	4,713,823
10,683	Beiersdorf AG	1,049,733
4,296	BioMerieux	339,812
150,662	Brambles Ltd	1,102,163
226,708	British American Tobacco PLC	8,127,894
169,900	Budweiser Brewing Co APAC Ltd(b)	442,430
29,188	Bureau Veritas SA	653,153
3,981	Carl Zeiss Meditec AG	413,522
10,399	Carlsberg AS Class B	1,216,023
65,224	Carrefour SA(a)	904,594
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
136	Chocoladefabriken Lindt & Spruengli AG	$ 2,663,178
70,600	Chugai Pharmaceutical Co Ltd	1,763,806
292,924	CK Hutchison Holdings Ltd	1,612,912
21,144	Coca-Cola Europacific Partners PLC	908,411
20,837	Coca-Cola HBC AG	435,270
7,034	Cochlear Ltd	873,749
142,184	Coles Group Ltd	1,498,961
12,670	Coloplast A/S Class B	1,287,580
50,169	CSL Ltd	9,124,123
21,900	Dai Nippon Printing Co Ltd(a)	438,750
177,700	Daiichi Sankyo Co Ltd	4,966,869
68,037	Danone SA	3,217,140
53,140	Davide Campari-Milano NV(a)	470,158
10,031	Demant A/S(c)	247,981
241,114	Diageo PLC	10,147,957
2,582	DiaSorin SpA(a)	288,131
25,237	Edenred	1,162,683
25,600	Eisai Co Ltd(a)	1,373,673
138,144	Endeavour Group Ltd	620,840
29,951	EssilorLuxottica SA(a)	4,071,009
65,611	Essity AB Class B	1,296,263
14,271	Eurofins Scientific SE	847,185
96,029	Experian PLC	2,809,949
55,458	Fisher & Paykel Healthcare Corp Ltd	574,816
20,455	Fresenius Medical Care AG & Co KGaA	576,277
43,580	Fresenius SE & Co KGaA	928,913
6,875	Genmab A/S(c)	2,211,713
23,164	Getinge AB Class B	396,131
5,200	GMO Payment Gateway Inc	356,466
30,587	Grifols SA(a)(c)	264,251
423,540	GSK PLC	6,116,100
522,346	Haleon PLC(c)	1,628,358
11,053	Heineken Holding NV	756,670
27,039	Heineken NV	2,361,336
16,744	HelloFresh SE(c)	350,483
10,577	Henkel AG & Co KGaA	599,430
16,209	Hikma Pharmaceuticals PLC	244,228
21,818	IDP Education Ltd	366,511
93,767	Imperial Brands PLC	1,927,590
16,424	Intertek Group PLC	673,677
3,971	Ipsen SA	367,515
5,000	Ito En Ltd	202,250
170,425	J Sainsbury PLC	329,946
123,700	Japan Tobacco Inc	2,032,732
9,347	JDE Peet's NV	273,287
28,657	Jeronimo Martins SGPS SA	533,689
49,300	Kao Corp	2,006,035
16,546	Kerry Group PLC Class A	1,474,778
26,574	Kesko OYJ Class B	495,788
14,600	Kikkoman Corp(a)	827,690
84,400	Kirin Holdings Co Ltd	1,300,245
5,000	Kobayashi Pharmaceutical Co Ltd	293,013
15,000	Kobe Bussan Co Ltd(a)	360,859

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
108,909	Koninklijke Ahold Delhaize NV	$ 2,774,059
93,766	Koninklijke Philips NV	1,443,663
3,700	Kose Corp	381,486
26,500	Kyowa Kirin Co Ltd	609,294
23,303	Lifco AB Class B	323,283
7,763	Lonza Group AG	3,779,737
25,098	L'Oreal SA	8,024,856
266,338	Medibank Pvt Ltd	595,310
11,900	MEIJI Holdings Co Ltd(a)	528,246
13,496	Merck KGaA	2,184,735
40,374	Mowi ASA	513,539
293,380	Nestle SA	31,731,195
51,600	Nexi SpA(b)(c)	416,829
31,600	Nihon M&A Center Holdings Inc	361,414
4,900	Nippon Shinyaku Co Ltd	250,006
21,625	Nisshin Seifun Group Inc(a)	218,421
6,500	Nissin Foods Holdings Co Ltd	451,814
7,190	NMC Health PLC(c)(d)	401
228,148	Novartis AG	17,393,317
175,357	Novo Nordisk A/S Class B	17,468,680
55,449	Ocado Group PLC(c)	287,689
126,000	Olympus Corp	2,423,955
39,700	Ono Pharmaceutical Co Ltd	927,342
10,898	Orion OYJ Class B	458,886
73,314	Orkla ASA	532,942
40,300	Otsuka Holdings Co Ltd	1,276,095
21,824	Pernod Ricard SA	4,003,688
18,600	Persol Holdings Co Ltd	344,071
23,602	QIAGEN NV(c)	982,890
20,907	Ramsay Health Care Ltd	767,447
12,100	Randstad NV(a)	522,244
74,443	Reckitt Benckiser Group PLC	4,932,520
10,740	Recordati Industria Chimica e Farmaceutica SpA	393,067
150,900	Recruit Holdings Co Ltd	4,346,774
201,351	RELX PLC	4,917,906
2,408	Remy Cointreau SA	399,602
195,277	Rentokil Initial PLC	1,034,840
75,924	Roche Holding AG	24,895,421
6,139	Salmar ASA	206,923
118,426	Sanofi	9,017,693
2,956	Sartorius Stedim Biotech	906,710
23,700	Secom Co Ltd	1,351,353
27,915	Securitas AB Class B(a)	193,787
76,600	Seven & i Holdings Co Ltd	3,077,025
691	SGS SA	1,478,563
27,600	Shionogi & Co Ltd	1,332,919
41,000	Shiseido Co Ltd	1,436,937
29,943	Siemens Healthineers AG(b)	1,284,415
91,699	Smith & Nephew PLC	1,057,954
49,903	Sonic Healthcare Ltd	973,371
5,731	Sonova Holding AG	1,261,170
11,970	Straumann Holding AG	1,094,778
14,300	Suntory Beverage & Food Ltd	508,925
167,193	Swedish Match AB	1,653,828
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
16,238	Swedish Orphan Biovitrum AB(c)	$ 313,831
17,700	Sysmex Corp	945,822
152,452	Takeda Pharmaceutical Co Ltd	3,958,844
66,200	Terumo Corp	1,860,897
796,716	Tesco PLC	1,827,629
111,245	Teva Pharmaceutical Industries Ltd Sponsored ADR(c)	897,747
25,700	TOPPAN Inc(a)	382,829
319,985	Transurban Group	2,527,064
70,752	Treasury Wine Estates Ltd	569,297
13,386	UCB SA	928,956
41,700	Unicharm Corp	1,367,964
266,680	Unilever PLC	11,716,351
848,145	WH Group Ltd(b)	533,431
195,700	Wilmar International Ltd	520,638
126,233	Woolworths Group Ltd	2,743,133
25,572	Worldline SA(b)(c)	1,010,748
13,000	Yakult Honsha Co Ltd	754,843
		348,478,143
Diversified — 0.12%
23,179	Jardine Matheson Holdings Ltd	1,172,858
49,000	Swire Pacific Ltd Class A	366,252
		1,539,110
Energy — 4.94%
32,614	Aker BP ASA(a)	936,170
23,166	Ampol Ltd	428,499
126,321	APA Group	777,249
2,028,046	BP PLC	9,689,634
9,865	DCC PLC(c)	512,204
331,550	ENEOS Holdings Inc(a)	1,069,300
263,001	Eni SpA	2,795,348
101,776	Equinor ASA	3,356,443
48,431	Galp Energia SGPS SA(a)	465,972
20,356	Idemitsu Kosan Co Ltd(a)	442,402
110,700	Inpex Corp	1,032,509
44,663	Neste OYJ	1,946,830
14,315	OMV AG	518,103
153,287	Repsol SA	1,761,311
344,569	Santos Ltd	1,591,757
775,428	Shell PLC	19,232,396
22,899	Siemens Gamesa Renewable Energy SA(c)	399,240
258,174	TotalEnergies SE(a)	12,112,079
105,297	Vestas Wind Systems A/S	1,938,819
196,268	Woodside Energy Group Ltd	4,010,066
		65,016,331
Financial — 19.51%
103,443	3i Group PLC	1,241,512
44,280	ABN AMRO Bank NV(a)(b)	396,764
226,326	abrdn PLC	346,088

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
Financial — (continued)
19,287	Admiral Group PLC	$ 409,617
177,819	Aegon NV	706,828
13,005	AerCap Holdings NV(c)	550,502
15,547	Ageas SA	567,024
1,270,400	AIA Group Ltd	10,577,232
42,542	Allianz SE	6,701,802
6,454	Amundi SA(b)	268,685
89,938	Aroundtown SA(a)	196,937
117,867	Assicurazioni Generali SpA	1,609,389
20,148	ASX Ltd	927,280
292,046	Australia & New Zealand Banking Group Ltd	4,275,218
305,937	Aviva PLC	1,311,772
201,769	AXA SA	4,405,189
3,861	Azrieli Group Ltd	263,506
4,695	Baloise Holding AG	599,902
694,726	Banco Bilbao Vizcaya Argentaria SA	3,116,430
1,806,208	Banco Santander SA	4,202,840
130,827	Bank Hapoalim BM	1,104,369
164,601	Bank Leumi Le-Israel BM	1,405,819
1,745,460	Barclays PLC	2,776,866
115,687	BNP Paribas SA	4,886,514
395,500	BOC Hong Kong Holdings Ltd	1,315,321
90,342	British Land Co PLC REIT	349,825
456,131	CaixaBank SA	1,469,138
338,740	CapitaLand Ascendas REIT	631,867
508,104	CapitaLand Integrated Commercial Trust REIT	675,872
264,257	Capitaland Investment Ltd	635,767
50,000	Chiba Bank Ltd(a)	270,767
216,424	CK Asset Holdings Ltd	1,299,277
102,288	Commerzbank AG(c)	728,186
177,694	Commonwealth Bank of Australia	10,337,376
104,400	Concordia Financial Group Ltd(a)	323,995
5,265	Covivio REIT	253,633
127,995	Credit Agricole SA	1,039,063
279,698	Credit Suisse Group AG	1,106,369
107,800	Dai-ichi Life Holdings Inc	1,714,055
7,300	Daito Trust Construction Co Ltd(a)	682,859
226	Daiwa House REIT Investment Corp	471,997
134,400	Daiwa Securities Group Inc(a)	527,507
72,600	Danske Bank A/S	903,628
189,276	DBS Group Holdings Ltd	4,378,591
219,989	Deutsche Bank AG	1,628,788
19,794	Deutsche Boerse AG	3,244,754
103,952	Dexus REIT	517,117
96,427	DNB Bank ASA	1,530,110
28,291	EQT AB	546,643
34,113	Erste Group Bank AG	747,828
203,400	ESR Group Ltd(b)	511,626
4,407	Eurazeo SE	229,962
8,449	Euronext NV(b)	534,703
10,407	EXOR NV(a)(c)	667,853
Shares		Fair Value
Financial — (continued)
66,859	Fastighets AB Balder Class B(a)(c)	$ 266,880
62,912	FinecoBank Banca Fineco SpA(a)	776,991
5,800	Futu Holdings Ltd ADR(c)	216,282
4,754	Gecina SA REIT	372,330
20,580	Gjensidige Forsikring ASA	353,138
421	GLP J-REIT	466,911
175,591	Goodman Group REIT	1,774,671
195,052	GPT Group REIT	480,058
10,481	Groupe Bruxelles Lambert NV	732,988
212,000	Hang Lung Properties Ltd	348,133
80,600	Hang Seng Bank Ltd	1,224,516
6,406	Hannover Rueck SE	960,289
32,531	Hargreaves Lansdown PLC	311,478
149,830	Henderson Land Development Co Ltd	419,556
126,212	Hong Kong Exchanges & Clearing Ltd	4,314,231
118,800	Hongkong Land Holdings Ltd	522,010
2,109,163	HSBC Holdings PLC	10,919,736
41,200	Hulic Co Ltd	303,552
12,230	Industrivarden AB Class A	246,344
15,361	Industrivarden AB Class C	306,363
406,792	ING Groep NV	3,485,554
246,624	Insurance Australia Group Ltd	729,581
1,720,475	Intesa Sanpaolo SpA	2,843,962
53,671	Investor AB Class A	822,430
189,791	Investor AB Class B	2,769,283
123,698	Israel Discount Bank Ltd Class A	622,859
49,700	Japan Exchange Group Inc	671,699
673	Japan Metropolitan Fund Invest REIT	505,298
43,400	Japan Post Bank Co Ltd	303,375
265,100	Japan Post Holdings Co Ltd	1,756,344
21,300	Japan Post Insurance Co Ltd(a)	298,330
130	Japan Real Estate Investment Corp REIT	536,301
22,670	Julius Baer Group Ltd	989,297
25,700	KBC Group NV	1,219,563
24,222	Kinnevik AB Class B(a)(c)	317,451
21,901	Klepierre SA REIT	380,753
8,148	L E Lundbergforetagen AB Class B	294,147
67,376	Land Securities Group PLC REIT	389,165
6,960	LEG Immobilien SE	415,438
618,271	Legal & General Group PLC	1,475,113
224,450	Link REIT	1,566,775
7,393,831	Lloyds Banking Group PLC	3,341,506
34,273	London Stock Exchange Group PLC	2,893,545
264,178	M&G PLC	486,500
37,960	Macquarie Group Ltd	3,703,398
337,538	Mapletree Logistics Trust REIT	364,709

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
Financial — (continued)
243,500	Mapletree Pan Asia Commercial Trust REIT	$ 289,899
59,635	Mediobanca Banca di Credito Finanziario SpA	466,626
438,078	Melrose Industries PLC	489,603
403,433	Mirvac Group REIT	502,559
127,100	Mitsubishi Estate Co Ltd	1,674,692
59,900	Mitsubishi HC Capital Inc	257,464
1,264,100	Mitsubishi UFJ Financial Group Inc(a)	5,726,535
97,600	Mitsui Fudosan Co Ltd	1,859,279
14,788	Mizrahi Tefahot Bank Ltd	517,713
252,710	Mizuho Financial Group Inc(a)	2,735,493
47,900	MS&AD Insurance Group Holdings Inc(a)	1,268,522
14,598	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,514,027
336,786	National Australia Bank Ltd	6,235,843
544,588	NatWest Group PLC	1,355,811
156,108	New World Development Co Ltd	443,360
150	Nippon Building Fund Inc REIT	660,072
208	Nippon Prologis REIT Inc	456,023
31,786	NN Group NV	1,236,265
306,100	Nomura Holdings Inc(a)	1,014,072
11,400	Nomura Real Estate Holdings Inc	257,460
435	Nomura Real Estate Master Fund Inc REIT	480,781
344,818	Nordea Bank Abp	2,951,031
126,000	ORIX Corp	1,765,141
357,585	Oversea-Chinese Banking Corp Ltd	2,930,011
2,379	Partners Group Holding AG	1,914,583
72,400	Phoenix Group Holdings PLC	421,485
286,181	Prudential PLC	2,800,396
156,158	QBE Insurance Group Ltd	1,158,641
4,989	REA Group Ltd	363,133
215,500	Resona Holdings Inc(a)	788,614
18,290	Sagax AB Class B	301,109
52,774	Sampo OYJ Class A	2,252,999
24,140	SBI Holdings Inc	433,194
541,405	Scentre Group REIT	884,593
67,523	Schroders PLC	290,162
126,308	Segro PLC REIT	1,053,612
48,200	Shizuoka Bank Ltd(a)	295,968
83,500	Singapore Exchange Ltd	547,792
352,812	Sino Land Co Ltd	464,063
173,993	Skandinaviska Enskilda Banken AB Class A	1,658,285
83,609	Societe Generale SA	1,653,454
1,613	Sofina SA(a)	278,384
34,250	Sompo Holdings Inc(a)	1,370,389
53,605	St James's Place PLC	610,167
276,596	Standard Chartered PLC	1,729,367
242,936	Stockland REIT	508,423
Shares		Fair Value
Financial — (continued)
136,700	Sumitomo Mitsui Financial Group Inc	$ 3,789,526
34,986	Sumitomo Mitsui Trust Holdings Inc(a)	994,991
30,000	Sumitomo Realty & Development Co Ltd(a)	682,262
159,000	Sun Hung Kai Properties Ltd	1,754,767
132,824	Suncorp Group Ltd	857,110
151,710	Svenska Handelsbanken AB Class A	1,245,387
92,994	Swedbank AB Class A	1,220,617
114,400	Swire Properties Ltd	246,106
3,279	Swiss Life Holding AG	1,448,701
7,686	Swiss Prime Site AG	612,247
31,521	Swiss Re AG	2,324,800
54,500	T&D Holdings Inc	518,025
198,600	Tokio Marine Holdings Inc	3,529,744
34,651	Tryg A/S	715,332
366,333	UBS Group AG	5,314,746
12,019	Unibail-Rodamco-Westfield REIT(a)(c)	497,343
222,363	UniCredit SpA	2,251,214
124,006	United Overseas Bank Ltd	2,246,069
50,906	UOL Group Ltd	234,203
375,644	Vicinity Centres REIT	418,838
72,507	Vonovia SE	1,564,824
15,258	Warehouses De Pauw CVA REIT	374,744
19,927	Washington H Soul Pattinson & Co Ltd	342,584
2,952	Wendel SE	211,289
364,677	Westpac Banking Corp	4,824,691
165,300	Wharf Real Estate Investment Co Ltd	749,369
15,674	Zurich Insurance Group AG	6,248,453
		256,706,472
Industrial — 12.48%
171,041	ABB Ltd	4,416,181
2,536	Acciona SA	445,716
24,517	ACS Actividades de Construccion y Servicios SA(a)	550,892
7,894	Aena SME SA(b)(c)	819,233
3,115	Aeroports de Paris(c)	359,970
19,700	AGC Inc	613,298
61,400	Airbus SE	5,292,683
30,499	Alfa Laval AB	756,284
32,194	Alstom SA(a)	520,760
304	AP Moller - Maersk A/S Class A	537,096
591	AP Moller - Maersk A/S Class B	1,073,982
104,697	Assa Abloy AB Class B	1,961,609
279,913	Atlas Copco AB Class A	2,601,611
165,490	Atlas Copco AB Class B	1,371,749
126,746	Auckland International Airport Ltd(c)	508,039
188,256	Aurizon Holdings Ltd	416,358

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
Industrial — (continued)
11,000	Azbil Corp	$ 286,738
327,896	BAE Systems PLC	2,880,291
21,978	Bouygues SA(a)	574,910
22,000	Brother Industries Ltd	380,084
56,730	Cellnex Telecom SA(b)	1,749,920
16,100	Central Japan Railway Co	1,889,996
52,586	Cie de Saint-Gobain	1,880,238
59,500	CK Infrastructure Holdings Ltd	303,469
105,649	CNH Industrial NV	1,182,446
79,777	CRH PLC	2,564,970
10,400	Daifuku Co Ltd	489,186
25,900	Daikin Industries Ltd	3,985,209
2,328	Dassault Aviation SA	264,858
103,227	Deutsche Post AG	3,111,214
3,200	Disco Corp	705,446
19,979	DSV A/S	2,340,490
32,500	East Japan Railway Co(a)	1,666,746
7,998	Eiffage SA	641,381
2,617	Elbit Systems Ltd	495,485
67,924	Epiroc AB Class A	971,687
40,252	Epiroc AB Class B	507,564
20,800	FANUC Corp	2,920,618
50,398	Ferrovial SA	1,143,966
12,500	Fuji Electric Co Ltd	458,136
15,774	GEA Group AG	510,491
3,721	Geberit AG	1,595,521
47,478	Getlink SE	736,255
40,009	Halma PLC	899,453
22,200	Hankyu Hanshin Holdings Inc	668,136
14,672	HeidelbergCement AG	579,603
203,631	Hexagon AB Class B	1,901,737
3,879	Hirose Electric Co Ltd	508,708
11,500	Hitachi Construction Machinery Co Ltd(a)	213,725
101,700	Hitachi Ltd	4,327,956
57,792	Holcim AG	2,368,348
37,800	Hoya Corp	3,642,356
37,841	Husqvarna AB Class B	209,767
12,000	Ibiden Co Ltd(a)	328,065
25,749	Indutrade AB	417,648
32,254	Infrastrutture Wireless Italiane SpA(b)	281,400
13,561	Investment AB Latour Class B(a)	224,378
46,956	James Hardie Industries PLC	922,339
19,600	JSR Corp(a)	371,669
41,400	Kajima Corp(a)	392,411
10,700	Keio Corp	389,902
14,800	Keisei Electric Railway Co Ltd(a)	403,184
145,800	Keppel Corp Ltd	701,574
20,160	Keyence Corp	6,664,101
16,658	Kingspan Group PLC	750,516
16,800	Kintetsu Group Holdings Co Ltd	559,335
7,625	KION Group AG	146,027
7,161	Knorr-Bremse AG	307,515
Shares		Fair Value
Industrial — (continued)
98,800	Komatsu Ltd(a)	$ 1,798,981
35,636	Kone OYJ Class B	1,372,997
8,336	Kongsberg Gruppen ASA	252,977
107,100	Kubota Corp	1,488,357
5,799	Kuehne + Nagel International AG	1,180,862
11,100	Kurita Water Industries Ltd	394,086
33,000	Kyocera Corp	1,662,498
28,034	Legrand SA	1,812,646
67,942	Lendlease Corp Ltd	388,435
29,700	Lixil Corp(a)	435,782
22,900	Makita Corp	444,382
37,300	MINEBEA MITSUMI Inc(a)	551,811
28,400	MISUMI Group Inc	611,521
203,300	Mitsubishi Electric Corp	1,839,468
33,500	Mitsubishi Heavy Industries Ltd	1,114,186
35,600	Mitsui OSK Lines Ltd(a)	636,977
152,202	MTR Corp Ltd	698,128
5,479	MTU Aero Engines AG	818,859
58,500	Murata Manufacturing Co Ltd	2,692,590
163,072	Nibe Industrier AB Class B	1,454,639
47,400	Nidec Corp	2,653,270
8,000	Nippon Express Holdings Inc	406,632
51,900	Nippon Yusen KK(a)	880,944
61,700	Obayashi Corp(a)	395,989
27,400	Odakyu Electric Railway Co Ltd	353,051
20,100	Omron Corp	920,927
40,349	Orica Ltd	343,516
51,398	Poste Italiane SpA(b)	388,311
25,272	Prysmian SpA	723,886
4,409	Rheinmetall AG	678,840
798	Rockwool A/S Class B	125,875
850,172	Rolls-Royce Holdings PLC(c)	651,010
35,600	Safran SA	3,239,223
111,470	Sandvik AB	1,519,510
6,161	Schindler Holding AG	945,978
56,299	Schneider Electric SE	6,358,992
28,400	SG Holdings Co Ltd	388,984
23,400	Shimadzu Corp	613,929
51,600	Shimizu Corp(a)	252,275
79,667	Siemens AG	7,786,852
43,206	Siemens Energy AG(a)	475,729
28,329	SIG Group AG	575,195
15,155	Sika AG	3,046,030
158,400	Singapore Technologies Engineering Ltd	393,537
139,000	SITC International Holdings Co Ltd	254,917
34,544	Skanska AB Class B	429,926
38,502	SKF AB Class B(a)	515,796
6,200	SMC Corp	2,523,216
39,762	Smiths Group PLC	662,093
7,823	Spirax-Sarco Engineering PLC	898,842
19,500	Taisei Corp(a)	540,806
40,500	TDK Corp	1,250,250
148,500	Techtronic Industries Co Ltd	1,417,005

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
Industrial — (continued)
47,386	Tenaris SA	$ 613,129
10,923	Thales SA	1,203,644
18,700	Tobu Railway Co Ltd	440,802
51,000	Tokyu Corp(a)	581,631
41,800	Toshiba Corp(a)	1,489,137
14,600	TOTO Ltd	487,546
2,715	VAT Group AG(b)	550,953
26,700	Venture Corp Ltd	303,391
55,571	Vinci SA	4,493,497
43,710	Wartsila OYJ Abp(a)	279,215
23,600	West Japan Railway Co(a)	902,089
181,000	Xinyi Glass Holdings Ltd	261,759
30,000	Yamato Holdings Co Ltd(a)	450,522
23,700	Yaskawa Electric Corp	682,041
21,100	Yokogawa Electric Corp	332,413
8,773	ZIM Integrated Shipping Services Ltd(a)	206,165
		164,202,081
Technology — 5.34%
19,300	Advantest Corp(a)	891,287
5,006	ASM International NV	1,120,875
42,335	ASML Holding NV	17,538,437
11,336	AVEVA Group PLC	390,991
8,667	Bechtle AG	311,568
105,400	Canon Inc(a)	2,302,204
17,600	Capcom Co Ltd(a)	443,123
17,062	Capgemini SE	2,731,625
10,782	Check Point Software Technologies Ltd(c)	1,207,800
58,089	Computershare Ltd	926,527
3,933	CyberArk Software Ltd(c)	589,714
69,460	Dassault Systemes SE	2,398,102
61,382	Embracer Group AB(a)(c)	363,822
37,400	FUJIFILM Holdings Corp	1,708,239
20,500	Fujitsu Ltd	2,247,867
13,800	Hamamatsu Photonics KK	591,499
135,999	Infineon Technologies AG	2,976,195
9,800	Itochu Techno-Solutions Corp	229,723
12,940	Koei Tecmo Holdings Co Ltd	213,003
9,800	Konami Group Corp(a)	453,761
8,300	Lasertec Corp	834,830
18,277	Logitech International SA(a)	835,580
26,700	NEC Corp(a)	854,941
6,147	Nemetschek SE	291,777
53,000	Nexon Co Ltd	936,390
35,369	Nomura Research Institute Ltd	863,825
67,500	NTT Data Corp	871,905
7,200	Obic Co Ltd	965,474
3,500	Oracle Corp Japan	185,518
12,000	Otsuka Corp	374,249
121,600	Renesas Electronics Corp(c)	1,019,402
63,100	Ricoh Co Ltd(a)	462,031
9,000	Rohm Co Ltd	589,826
107,664	Sage Group PLC	829,481
108,744	SAP SE	8,862,077
Shares		Fair Value
Technology — (continued)
16,200	SCSK Corp	$ 245,257
27,500	Seiko Epson Corp(a)	375,497
8,000	Square Enix Holdings Co Ltd	344,810
71,188	STMicroelectronics NV	2,212,320
35,500	SUMCO Corp	413,612
6,247	Teleperformance	1,584,757
6,021	Temenos AG	405,917
22,900	TIS Inc	607,988
15,500	Tokyo Electron Ltd(a)	3,819,122
10,274	Tower Semiconductor Ltd(c)	448,474
9,003	Ubisoft Entertainment SA(c)	247,424
15,196	WiseTech Global Ltd	496,493
13,323	Xero Ltd(c)	616,545
		70,231,884
Utilities — 3.13%
61,700	Chubu Electric Power Co Inc(a)	554,904
179,500	CLP Holdings Ltd	1,356,614
236,626	E.ON SE	1,817,937
300,087	EDP - Energias de Portugal SA	1,302,377
28,016	EDP Renovaveis SA	576,292
57,429	Electricite de France SA	666,027
3,276	Elia Group SA	385,489
25,321	Enagas SA	391,941
30,318	Endesa SA	455,361
847,305	Enel SpA	3,474,975
190,943	Engie SA	2,197,724
42,772	Fortum OYJ(a)	574,728
286,000	HK Electric Investments & HK Electric Investments Ltd	200,391
1,268,229	Hong Kong & China Gas Co Ltd	1,117,120
636,498	Iberdrola SA	5,934,831
72,200	Kansai Electric Power Co Inc(a)	604,051
66,818	Mercury NZ Ltd	212,714
133,408	Meridian Energy Ltd	357,975
379,695	National Grid PLC	3,907,765
17,612	Naturgy Energy Group SA(a)	407,427
168,533	Origin Energy Ltd	559,189
19,800	Orsted AS(b)	1,578,075
38,800	Osaka Gas Co Ltd	584,948
136,000	Power Assets Holdings Ltd	681,737
40,818	Red Electrica Corp SA	626,374
66,939	RWE AG	2,460,401
25,529	Severn Trent PLC	667,083
210,746	Snam SpA	851,818
114,978	SSE PLC	1,940,874
148,456	Terna - Rete Elettrica Nazionale(a)	904,172
153,600	Tokyo Electric Power Co Holdings Inc(c)	491,003
39,000	Tokyo Gas Co Ltd	658,362
7,455	Uniper SE(a)	28,137
67,443	United Utilities Group PLC	665,790
70,565	Veolia Environnement SA	1,348,646

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
Utilities — (continued)
6,820	Verbund AG	$ 582,272
		41,125,524
TOTAL COMMON STOCK — 95.79% (Cost $1,459,151,066)		$1,260,327,208
PREFERRED STOCK
Consumer, Cyclical — 0.27%
5,356	Bayerische Motoren Werke AG	347,808
15,735	Porsche Automobil Holding SE	886,555
19,333	Volkswagen AG	2,362,329
		3,596,692
Consumer, Non-Cyclical — 0.08%
18,238	Henkel AG & Co KGaA	1,083,097
Industrial — 0.07%
2,603	Sartorius AG	900,385
TOTAL PREFERRED STOCK — 0.42% (Cost $7,796,924)		$5,580,174
RIGHTS
Consumer, Non-Cyclical — 0.00%(e)
111,660	Securitas AB Class B(c)	46,585
Industrial — 0.00%(e)
13,981	ACS Actividades de Construccion y Servicios SA(c)(d)	17,130
TOTAL RIGHTS — 0.00%(e) (Cost $96,957)—		$63,715
GOVERNMENT MONEY MARKET MUTUAL FUNDS
10,775,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(f), 2.57%(g)	10,775,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.82% (Cost $10,775,000)		$10,775,000
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.94%
$12,400,000	U.S. Treasury Bill(a)(h) 2.25%, 10/13/2022	$ 12,390,690
Repurchase Agreements — 9.12%
31,047,809	Undivided interest of 26.29% in a repurchase agreement (principal amount/value $118,322,658 with a maturity value of $118,352,633) with RBC Capital Markets Corp, 3.04%, dated 9/30/22 to be repurchased at $31,047,809 on 10/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.00%, 8/15/25 - 8/20/52, with a value of $120,689,112.(f)	31,047,809
31,047,809	Undivided interest of 26.51% in a repurchase agreement (principal amount/value $117,322,658 with a maturity value of $117,352,478) with Bank of America Securities Inc, 3.05%, dated 9/30/22 to be repurchased at $31,047,809 on 10/3/22 collateralized by Federal National Mortgage Association securities, 2.00% - 6.00%, 7/1/50 - 9/1/52, with a value of $119,669,111.(f)	31,047,809
31,047,809	Undivided interest of 26.51% in a repurchase agreement (principal amount/value $117,322,658 with a maturity value of $117,352,478) with Citigroup Global Markets Inc, 3.05%, dated 9/30/22 to be repurchased at $31,047,809 on 10/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.38%, 2/15/24 - 3/20/52, with a value of $119,669,116.(f)	31,047,809

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$26,805,360	Undivided interest of 28.29% in a repurchase agreement (principal amount/value $94,920,325 with a maturity value of $94,944,451) with Bank of Montreal, 3.05%, dated 9/30/22 to be repurchased at $26,805,360 on 10/3/22 collateralized by Federal National Mortgage Association securities, 2.00% - 6.00%, 8/1/36 - 9/1/52, with a value of $96,818,731.(f)	$ 26,805,360
		119,948,787
TOTAL SHORT TERM INVESTMENTS — 10.06% (Cost $132,339,476)		$132,339,477
TOTAL INVESTMENTS — 107.09% (Cost $1,610,159,423)		$1,409,085,574
OTHER ASSETS & LIABILITIES, NET — (7.09)%		$(93,327,892)
TOTAL NET ASSETS — 100.00%		$1,315,757,682
(a)	All or a portion of the security is on loan at September 30, 2022.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Non-income producing security.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Represents less than 0.005% of net assets.
(f)	Collateral received for securities on loan.
(g)	Rate shown is the 7-day yield as of September 30, 2022.
(h)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At September 30, 2022, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
Long
MSCI EMINI Index	588	USD	48,821,640	December 2022	$(3,594,637)
				Net Depreciation	$(3,594,637)
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
At September 30, 2022, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CIT	USD	28,454	GBP	26,567	November 04, 2022	$(1,226)
CIT	USD	132,202	GBP	123,442	November 10, 2022	(5,708)
CIT	USD	5,770	ILS	19,945	October 03, 2022	176
CIT	USD	3,737	JPY	502,605	October 19, 2022	258
CIT	USD	2,394	JPY	344,080	November 14, 2022	6
CIT	USD	76,216	JPY	10,947,235	November 21, 2022	178
CIT	USD	12,024	JPY	1,713,600	November 22, 2022	120
CIT	USD	182,678	JPY	26,226,750	November 25, 2022	426
CIT	USD	66,305	JPY	9,515,835	November 28, 2022	156
CIT	USD	1,418,530	JPY	203,529,131	December 02, 2022	2,868
CIT	USD	165,764	JPY	23,771,945	December 05, 2022	338
CIT	USD	318,550	JPY	45,677,469	December 06, 2022	635
CIT	USD	167,603	JPY	24,027,631	December 08, 2022	318
CIT	USD	139,496	JPY	19,988,549	December 12, 2022	243
CIT	USD	120,251	JPY	17,231,200	December 14, 2022	170
CIT	USD	5,314	JPY	760,920	December 20, 2022	6
CIT	USD	3,502	JPY	501,160	December 23, 2022	5
CIT	USD	36,912	SEK	418,011	October 05, 2022	(763)
MEL	USD	4,213	AUD	6,220	October 04, 2022	234
MEL	USD	67,224	AUD	97,473	October 06, 2022	4,870
MEL	USD	7,407	AUD	10,897	October 12, 2022	435
MEL	USD	14,964	AUD	22,090	October 13, 2022	832
MEL	USD	5,796	AUD	8,668	October 17, 2022	250
MEL	USD	1,989,120	CHF	1,938,565	October 14, 2022	21,922
MEL	USD	157,052	EUR	157,215	October 03, 2022	2,941
MEL	USD	4,297	EUR	4,458	October 06, 2022	(74)
MEL	USD	4,234	EUR	4,264	October 07, 2022	53
MEL	USD	1,322,274	EUR	1,306,892	October 14, 2022	40,194
MEL	USD	14,977	EUR	15,565	October 17, 2022	(296)
MEL	USD	7,544	EUR	7,834	October 28, 2022	(149)
MEL	USD	7,878	GBP	6,893	October 04, 2022	181
MEL	USD	87,154	GBP	72,444	October 06, 2022	6,258
MEL	USD	6,820	GBP	5,794	October 07, 2022	350
MEL	USD	133,217	GBP	113,226	October 20, 2022	6,749
MEL	USD	10,122	GBP	8,926	October 24, 2022	151
MEL	USD	4,666	HKD	36,608	October 06, 2022	2
MEL	USD	7,183	HKD	56,350	October 07, 2022	3
MEL	USD	8,152	HKD	63,924	October 14, 2022	5
MEL	USD	7,362	JPY	1,014,390	October 28, 2022	335
MEL	USD	16,858	JPY	2,320,840	November 07, 2022	763
MEL	USD	31,251	JPY	4,298,704	November 15, 2022	1,413
MEL	USD	17,222	JPY	2,368,175	November 18, 2022	778
MEL	USD	8,865	JPY	1,218,696	November 21, 2022	401
MEL	USD	13,678	NZD	22,720	October 07, 2022	962
					Net Appreciation	$87,769
Counterparty Abbreviations:
CIT	Citigroup Global Markets
MEL	Mellon Capital
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Summary of Investments by Country as of September 30, 2022.
Country	Fair Value	Percentage of Fund Investments
Japan	$289,031,885	20.51%
United Kingdom	188,515,101	13.38
Switzerland	144,108,674	10.23
United States	143,114,477	10.16
France	137,924,520	9.79
Australia	99,536,029	7.06
Germany	93,864,434	6.66
Netherlands	56,152,718	3.98
Sweden	39,814,759	2.82
Hong Kong	38,595,703	2.74
Denmark	33,920,959	2.41
Spain	30,709,486	2.18
Italy	23,900,573	1.70
Singapore	19,952,803	1.42
Finland	15,878,015	1.13
Ireland	12,260,261	0.87
Israel	10,396,503	0.74
Belgium	10,254,034	0.73
Norway	9,771,347	0.69
Luxembourg	2,928,808	0.21
New Zealand	2,778,622	0.20
Portugal	2,302,038	0.16
Austria	2,022,314	0.14
Macau	602,635	0.04
Chile	504,247	0.03
Jordan	244,228	0.02
United Arab Emirates	401	0.00
Total	$1,409,085,574	100.00%
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2022

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Rights	Exchange traded close price, bids and evaluated bids.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2022, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector or geography classifications, as applicable, are included in the Schedule of Investments.

September 30, 2022

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$—	$84,632,631	$—	$84,632,631
Communications	2,876,631	63,997,070	—	66,873,701
Consumer, Cyclical	—	161,521,331	—	161,521,331
Consumer, Non-cyclical	6,531,761	341,945,981	401	348,478,143
Diversified	1,172,858	366,252	—	1,539,110
Energy	—	65,016,331	—	65,016,331
Financial	766,784	255,939,688	—	256,706,472
Industrial	206,165	163,995,916	—	164,202,081
Technology	1,797,514	68,434,370	—	70,231,884
Utilities	200,391	40,925,133	—	41,125,524
	13,552,104	1,246,774,703	401	1,260,327,208
Preferred Stock	—	5,580,174	—	5,580,174
Rights	—	46,585	17,130	63,715
Government Money Market Mutual Funds	10,775,000	—	—	10,775,000
Short Term Investments	—	132,339,477	—	132,339,477
Total investments, at fair value:	24,327,104	1,384,740,939	17,531	1,409,085,574
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	95,985	—	95,985
Total Assets	$24,327,104	$1,384,836,924	$17,531	$1,409,181,559
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(8,216)	—	(8,216)
Futures Contracts(a)	$(3,594,637)	$—	$—	$(3,594,637)
Total Liabilities	$(3,594,637)	$(8,216)	$—	$(3,602,853)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 342 futures contracts for the reporting period.

September 30, 2022

Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average foreign currency contracts amount of $5,496,697 in forward contracts for the reporting period.

September 30, 2022